Risk management - United States - Santander Bank, N.A. (Details) - United States - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Credit risk
Credit risk with customers	€ 77,190	€ 91,709	€ 90,727
Credit exposure, percentage of total loans	9.00%
Santander Bank, National Association
Credit risk
Credit risk with customers	€ 44,237	54,040	54,089
Santander Consumer USA Holdings Inc.
Credit risk
Credit risk with customers	24,079	€ 28,590	€ 28,280
Santander Holding USA, Inc.
Credit risk
Credit risk with customers	€ 11
With property collateral | Santander Bank, National Association
Credit risk
Percentage of loans secured	59.00%
Decrease in lending (as a percent)	16.00%
Retail and commercial banking | Santander Bank, National Association
Credit risk
Credit risk with customers	€ 44,237
Credit exposure, percentage of total loans	57.00%
Individuals | Santander Bank, National Association
Credit risk
Credit exposure, percentage of total loans	38.00%
Companies | Santander Bank, National Association
Credit risk
Credit exposure, percentage of total loans	62.00%